Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,536,000
Previously Paid Amount	0.00
Total Fee Amount	350.22
Total Offset Amount	0.00
Net Fee	350.22
Narrative - Max Aggregate Offering Price	$ 2,536,000
Final Prospectus	true